RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended		1 Months Ended	9 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Apr. 29, 2014	Dec. 31, 2014	Feb. 28, 2015	Dec. 31, 2006
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 300,000	$ 0
MB Technology Holdings LLC [Member]
Related Party Transaction [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	24.00%			24.00%
Related Party Transaction, Expenses from Transactions with Related Party			25,000
Repayments of Related Party Debt	280,000
Due to Affiliate	931,000			931,000
Payments for Fees	225,000
Due to Related Parties	75,000			75,000
Distribution Fees				109,000
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage	3.00%
MB Technology Holdings LLC [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Due to Related Parties	809,000			809,000
MB Technology Holdings LLC [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Distribution Fees					700,000
Percentage Of Distribution Fees					3.00%
MB Technology Holdings LLC [Member] | Payroll [Member]
Related Party Transaction [Line Items]
Due to Related Parties	50,000			50,000
Mooers Branton & Co [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	0	720,000				80,000
Walnut Hill Telephone Company [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party		179,000
Haxtun Telephone Company [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party		301,000
George Schmitt [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party	$ 245,000